Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

9.             Commitments and Contingencies

Royalty Payments

The core intellectual property relating to our eSVS Mesh was acquired from Medtronic, Inc. pursuant to an Assignment and License Agreement dated October 9, 2007. As consideration for the assignment of such intellectual property, we have agreed to pay Medtronic an aggregate of up to $15.0 million upon the achievement of certain sales milestones and a royalty of 4% on sales of our eSVS Mesh. The milestones and related payments consist of $5.0 million due on the one-year anniversary of the first commercial sale of our eSVS Mesh, $5.0 million due when our cumulative net sales reach $15.0 million and $5.0 million due when our cumulative net sales reach $40.0 million. We had our first commercial sale of our eSVS Mesh in June 2010 and accrued an expense for the first milestone obligation at that time. This $5.0 million dollar milestone obligation was paid in June 2011. Royalty obligations are payable 60 days after the end of each fiscal quarter, are recorded as a component of our cost of sales and will terminate upon the earlier of the expiration of all of the patents and patent applications acquired from Medtronic, Inc., or when the aggregate royalties paid reaches $100.0 million. We recorded royalty expense of $8,000 and $6,000 for the nine months ended September 29, 2012 and October 1, 2011, respectively.

Legal Proceedings

We are not currently engaged in any litigation.

6. Commitments and Contingencies

Leases

        On October 1, 2007, we entered into an operating lease agreement for our current facility which houses our corporate offices and manufacturing space. The term of this lease originally ran from October 1, 2007 through September 30, 2010. In June 2010, we executed an amendment to our lease that extended the lease term through September 30, 2011. In May 2011, we executed a second amendment to our lease that extended the lease term through September 30, 2014. Under the terms of the second amendment, our base rent was reduced to the current market rate effective October 1, 2011 and will subsequently be increased by approximately 2.5% on October 1, 2012 and 2013.

        On June 2, 2011, we entered into an operating sub-lease agreement for approximately 2,800 square feet of office space adjoining our current facility. The term of this lease runs from June 15, 2011 through September 30, 2014. The monthly base rent amount is fixed over the entire term of the sub-lease.

        We also lease certain other office equipment under non-cancelable operating lease arrangements which are not recognized on our balance sheets.

        Annual future minimum lease obligations under our operating lease agreements as of December 31, 2011 are as follows (in thousands):

2012	$84
2013	82
2014	62

Total	$228

        Rent expense was $88,000, $57,000 and $57,000 for each of the years ended December 31, 2011, 2010 and 2009, respectively.

Royalty Payments

        The core intellectual property relating to our eSVS Mesh was acquired from Medtronic, Inc. pursuant to an Assignment and License Agreement dated October 9, 2007. As consideration for the assignment of such intellectual property, we have agreed to pay Medtronic an aggregate of up to $15.0 million upon the achievement of certain sales milestones and a royalty of 4% on sales of our eSVS Mesh. The milestones and related payments consist of $5.0 million due on the one-year anniversary of the first commercial sale of our eSVS Mesh, $5.0 million due when our cumulative net sales reach $15.0 million and $5.0 million due when our cumulative net sales reach $40.0 million. We reached the first milestone in June 2010 and accrued an expense for the first milestone obligation at that time. This milestone obligation was paid in June 2011. Royalty obligations are payable 60 days after the end of each fiscal quarter, are recorded as a component of our cost of sales and will terminate upon the earlier of the expiration of all of the patents and patent applications acquired from Medtronic, Inc., or when the aggregate royalties paid reaches $100.0 million. We recognized royalty expense of $10,000 and $9,000 for the years ended December 31, 2011 and 2010, respectively.

Legal Proceedings

        We are not currently engaged in any litigation.

Employment Agreements

        We entered into an employment agreement with Manny Villafaña, our founder, Chief Executive Officer and, at that time, sole director, on July 19, 2007, which provides for a base salary and discretionary bonuses as determined by our Board of Directors. Mr. Villafaña is also entitled to participate in any employee benefit plans we sponsor. If we terminate Mr. Villafaña's employment without cause, he is entitled to his base salary for the entire term of the employment agreement, which expires on July 1, 2012.

        Mr. Villafaña's employment agreement contains usual and customary provisions relating to confidential information and assignment of inventions to us. In addition, the agreement contains certain provisions concerning Mr. Villafaña's post-employment activities. Pursuant to the agreement, he has agreed not to compete with us for a period of two years after the termination of his employment. Such two-year period will automatically be extended by one year increments, up to a total of five years, unless terminated by us. As consideration for this non-competition provision, we will make a monthly payment to Mr. Villafaña equal to one twelfth of his base salary at the time of termination, adjusted upward annually by the change in the Consumer Price Index, or CPI, beginning with the first month after termination of employment and continuing until the non-competition provision expires. Mr. Villafaña will also be entitled to continue his participation in our medical benefits plan for the term of the non-competition provision, provided he continues to pay the employee portion of the premium. Following the termination of his employment with us, Mr. Villafaña has also agreed to consult on non-confidential matters at the request of our Board of Directors.

        We also entered into a change in control agreement with Mr. Villafaña on September 12, 2008. Under the terms of this agreement, if, within 24 months of a change in control, Mr. Villafaña's employment is terminated by us other than for cause, or if he resigns for good reason, Mr. Villafaña will be entitled to a prorated portion of any annual incentive bonus for the fiscal year in which the termination occurs and a severance benefit equal to three years of his base salary. The change in control agreement's expiration date was September 12, 2011, but it has been and will continue to be automatically extended by one-year increments unless either party provides written notice to the other of the intent not to extend the agreement.

        We have entered into employment agreements with certain key employees providing for an annual salary and such benefits in the future as may be approved by the Board of Directors. We have also entered into change of control agreements with certain of our employees which provide that if the employee is terminated for a reason other than cause, or resigns for good reason, upon a merger, acquisition, sale of substantially all of our assets, or liquidation, the employee will receive severance payments equal to his or her monthly base salary for 12 to 36 months.

Indemnification Agreements

        The Company, as permitted under Delaware law and in accordance with its Bylaws, indemnifies its officers and directors for certain events or occurrences, subject to certain limits, while the officer or director is or was serving at the Company's request in such capacity. The term of the indemnification period is for the officer's or director's lifetime. The Company may terminate the indemnification agreements with its officers and directors upon 90 days written notice, but termination will not affect claims for indemnification relating to events occurring prior to the effective date of termination. The maximum amount of potential future indemnification is unlimited; however, the Company has a director and officer insurance policy that limits its exposure and may enable it to recover a portion of any future amounts paid. The Company believes the fair value of these indemnification agreements is minimal. Accordingly, the Company has not recorded any liabilities for these agreements as of December 31, 2011 or 2010.